Mergers, Acquisitions and Disposals	6 Months Ended
Jun. 30, 2019
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Mergers, Acquisitions and Disposals

Note 4. Mergers, Acquisitions and Disposals

4.1 Other mergers and acquisitions

The Company has consummated certain mergers and acquisitions during the six-month periods ended June 30, 2019 and 2018; which were recorded using the acquisition method of accounting. The results of operations from these business combinations have been included in the condensed consolidated financial statements since the date on which the Company obtained control of the business, as disclosed below. Therefore, the condensed consolidated income statements and the condensed consolidated statements of financial position in the period of such acquisitions are not comparable with previous periods. The condensed consolidated statements of cash flows for the six-month period ended June 30, 2019, show the cash outflow and inflow for the merged and acquired operations net of the cash acquired related to those mergers and acquisitions.

For the six-month period ended June 30, 2019, the Company completed acquisitions which in the aggregate amounted to Ps. 3,576. These acquisitions were primarily related to 100% of the GPF, completed as of April 30, 2019, a leading drugstore operator based in Quito, Ecuador, with almost 90 years of solid trajectory, operating more than 620 points of sale nationwide mainly under the Fybeca and SanaSana banners.

The Company finalized the allocation of the purchase price to the fair values of the identifiable assets acquired and and liabilities assumed for acquisitions with no significant difference to figures included in its audited annual consolidated financial statements as at and for the year ended December 31, 2018, primarily related to the following: (1) Acquisition of 100% of the Guatemalan Company Alimentos y Bebidas del Atlántico, S.A. (“ABASA”), included in the Company results since May, 2018; (2) Acquisition of 100% of Comercializadora y Distribuidora Los Volcanes S.A. (“Los Volcanes”) included in the Company’ consolidated results beginning on May, 2018; and (3) Acquisition of 100% of Montevideo Refrescos S.R.L. (“MONRESA”) which is included in the consolidated financial results beginning on July 2018; and (4) On May 22, 2018, the Company acquired an additional 10% its participation in Café del Pacífico, S.A.P.I. de C.V. (“Caffenio”), reaching a controlling interest of 50% of ownership, through an agreement with other shareholders assuming control of the subsidiary.

4.2. Disposals

4.2.1 Discontinued operations (Coca-Cola FEMSA Philippines)

On August 16, 2018, Coca-Cola FEMSA announced its decision to exercise the put option to sell its 51% stake in CCFPI to The Coca-Cola Company. Such decision was approved by the Company’s board on August 6, 2018. Consequently beginning August 31, 2018 CCFPI had been classified as an asset held for sale and its operations as a discontinued operation in the financial statements for December 31, 2017 and 2018. Previously CCFPI represented the Asia division and was considered an independent segment until December 31, 2017. Coca-Cola FEMSA Philippines operations was sold on December 13, 2018. The accompanying unaudited interim condensed consolidated statements of income, comprehensive income and cash flows for the six month period ended June 30, 2018 have been revised to reflect the discontinued operations of CCFPI.